Equity Method Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investment, Summarized Financial Information [Abstract]
EQUITY METHOD INVESTMENT
5. EQUITY METHOD INVESTMENT
Summary of Transaction
On March 10, 2022, the Company closed a transaction with OXB (US) LLC, Oxford Biomedica (US), Inc., (“OXB”), and Oxford, pursuant to the Equity Securities Purchase Agreement (the “Purchase Agreement”), dated as of January 28, 2022, by and among Homology, OXB (US) LLC and Oxford, whereby, among other things, Homology and Oxford agreed to collaborate to operate OXB (US) LLC, which provides AAV vector process development and manufacturing services to pharmaceutical and biotechnology companies (the “OXB (US) LLC Transaction”).
Pursuant to the terms of the Purchase Agreement and a contribution agreement (the “Contribution Agreement”) entered into between Homology and OXB (US) LLC prior to the closing of the OXB (US) LLC Transaction (the “Closing”), Homology contributed its manufacturing team of 125 employees and assigned and transferred to OXB (US) LLC all of its assets that are primarily used in the manufacturing of AAV vectors for use in gene therapy and gene editing products, including its manufacturing facility and equipment and manufacturing-related intellectual property and know-how,
but excluding certain assets related to manufacturing or testing of Homology’s proprietary AAV vectors (collectively, the “Transferred Assets”), in exchange for

175,000

common equity units in OXB (US) LLC (“Units”), representing

100

percent (100%) of the ownership interest of OXB (US) LLC, and OXB (US) LLC assumed from the Company, and agreed to pay, perform and discharge when due, all of the Company’s duties, obligations, liabilities, interests and commitments of any kind under, arising out of or relating to the Transferred Assets.
Effective as of the Closing, Homology sold to OXB, and OXB purchased from Homology,
130,000
 Units, (the “Transferred Units”) in exchange for $
130.0
 million of cash consideration. In connection with the Closing, OXB contributed $
50.0
 million in cash to OXB
(US) LLC
in exchange for an additional, newly issued
50,000
 Units. Immediately following the Closing, (i) OXB owned
180,000
 Units, representing
80
 percent (80%) of the fully diluted equity interests in OXB
(US) LLC
, and (ii) Homology owned
45,000
 Units, representing
20
 percent (20%) of the fully diluted equity interests in OXB
(US) LLC
.
Pursuant to the Amended and Restated Limited Liability Company Agreement of OXB (US) LLC (the “OXB (US) LLC Operating Agreement”) which was executed in connection with the Closing, at any time following the three-year anniversary of the Closing, (i) OXB will have an option to cause Homology to sell and transfer to OXB, and (ii) Homology will have an option to cause OXB to purchase from Homology, in each case all of Homology’s equity ownership interest in OXB (US) LLC at a price equal to 5.5 times the revenue for the immediately
preceding
12-month
period (together, the “Options”), subject to a maximum amount of $74.1 million. Pursuant to the terms of the OXB (US) LLC Operating Agreement, Homology is entitled to designate one director to the board of directors of OXB (US) LLC, currently Albert Seymour, Homology’s Chief Executive Officer.
Pursuant to the OXB (US) LLC Transaction, the Company also assigned all of its right, title and interest in, to and under its facility lease to OXB (US) LLC. However, as the Company remained jointly and severally liable for the payment of rent under the facility lease, the Company had not been released from being the primary obligor under such lease as of September 30, 2023 and therefore the related right-of-use
asset and lease liability were not derecognized and remained on the Company’s balance sheet. The Company determined that the expected disposal of the fixed assets did not qualify for reporting as a discontinued operation since it did not represent a strategic shift that has or will have a major effect on the Company’s operations and financial results. Subsequently, the Company was released from being the primary obligor under such lease effective as of October 1, 2023 (see Note 14).
Equity Method of Accounting
The Company has significant influence over, but does not control, OXB (US) LLC through its noncontrolling representation on OXB’s board of directors and the Company’s equity interest in OXB (US) LLC. In addition, the Company and OXB (US) LLC have intra-entity transactions through a series of agreements entered into in conjunction with the OXB (US) LLC Transaction, OXB (US) LLC granted certain licenses to the Company, and the Company has representation on the joint steering committee which oversees the activities governed by the Supply Agreement. Accordingly, the Company does not consolidate the financial statements of OXB (US) LLC and accounts for its investment using the equity method of accounting.
The Company recorded its equity method investment in OXB
(US) LLC
at fair value upon deconsolidation of OXB
(US) LLC
as of the Closing. The fair value of the equity method investment was determined based on the market approach. This approach estimated the fair value of OXB
(US) LLC
based on the implied value for the entity using the consideration paid, including the Options, for a controlling interest in OXB
(US) LLC
at the entity’s formation. As part of its fair value analysis, the Company determined that the Options are embedded in the common equity units because the Options are not legally detachable or separately exercisable. Accordingly, the equity method investment and the Options represent one unit of account and the fair value recorded reflects the value of the equity interest and the Options.
The valuation included certain subjective assumptions including discounts for lack of control and marketability given the consideration paid for OXB (US) LLC was for a controlling interest in the entity and the Company owns a noncontrolling interest.
As of March 10, 2022, the Closing, the fair value of the Company’s investment in OXB
(US) LLC
was $
31.2
 million and the Company recorded a gain of $
131.2
 million on the sale of its manufacturing business in other income in the Company’s condensed consolidated statements of operations. The gain was computed as follows:

(in thousands)	March 10, 2022
Cash received	$130,000
Plus: Fair value of equity method investment	31,223
Less: Carrying value of transferred assets	(29,974)

Gain on sale of business	$131,249

During the nine months ended September 30, 2023, the Company determined that the fair value of its investment in OXB (US) LLC was negatively impacted due to a change in OXB (US) LLC’s forecasted performance relative to expected performance when the Company initially invested in OXB (US) LLC. The Company determined that the decline in value was deemed to be other than temporary and recorded an impairment charge of
$
3.8
 million to reduce its equity method investment to fair value. The impairment charge is included in the loss on equity method investment in the Company’s condensed consolidated statements of operations.
In addition, the Company records its share of income or losses from OXB
(US) LLC
on a quarterly basis. For the nine months ended September 30, 2023, the Company recorded $
8.1

million representing its share of OXB (US) LLC’s net loss for the period. As of September 30, 2023, the carrying value of the equity method investment was
$
14.0
 million.

6. EQUITY METHOD INVESTMENT
Summary of Transaction
On March 10, 2022, the Company closed a transaction with OXB (US) LLC, Oxford Biomedica (US), Inc., (“OXB”), and Oxford, pursuant to the Equity Securities Purchase Agreement (the “Purchase Agreement”), dated as of January 28, 2022, by and among Homology, OXB (US) LLC and Oxford, whereby, among other things, Homology and Oxford agreed to collaborate to operate OXB (US) LLC, which provides AAV vector process development and manufacturing services to pharmaceutical and biotechnology companies (the “OXB (US) LLC Transaction”).
Pursuant to the terms of the Purchase Agreement and a contribution agreement (the “Contribution Agreement”) entered into between Homology and OXB (US) LLC prior to the closing of the OXB (US) LLC Transaction (the “Closing”), Homology contributed its manufacturing team of 125 employees and assigned and transferred to OXB (US) LLC all of its assets that are primarily used in the manufacturing of AAV vectors for use in gene therapy and gene editing products, including its manufacturing facility and equipment and manufacturing-related intellectual property and know-how,
but excluding certain assets related to manufacturing or testing of Homology’s proprietary AAV vectors (collectively, the “Transferred Assets”), in exchange for

175,000
common equity units in OXB (US) LLC (“Units”), representing

100

percent (100%) of the ownership interest of OXB (US) LLC, and OXB (US) LLC assumed from the Company, and agreed to pay, perform and discharge when due, all of the Company’s duties, obligations, liabilities, interests and commitments of any kind under, arising out of or relating to the Transferred Assets.
Effective as of the Closing, Homology sold to OXB, and OXB purchased from Homology,
130,000
Units, (the “Transferred Units”) in exchange for $
130.0
 million of cash consideration. In connection with the Closing, OXB contributed $
50.0
 million in cash to OXB
(US) LLC

in exchange for an additional, newly issued
50,000
Units. Immediately following the Closing, (i) OXB owned
180,000
Units, representing
80
 percent (80%) of the fully diluted equity interests in OXB
(US) LLC
, and (ii) Homology owned
45,000
Units, representing
20
 percent (20%) of the fully diluted equity interests in OXB
(US) LLC
.
Pursuant to the Amended and Restated Limited Liability Company Agreement of OXB (US) LLC (the “OXB (US) LLC Operating Agreement”) which was executed in connection with the Closing, at any time following the three-year anniversary of the Closing, (i) OXB will have an option to cause
Homology to sell and transfer to OXB, and (ii) Homology will have an option to cause OXB to purchase from Homology, in each case all of Homology’s equity ownership interest in OXB (US) LLC at a price equal to 5.5 times the revenue for the immediately preceding 12-month period (together, the “Options”), subject to a maximum amount of $74.1 million.
Pursuant to the terms of the OXB (US) LLC Operating Agreement, Homology is entitled to designate one director to the board of directors of OXB (US) LLC, currently Albert Seymour, Homology’s Chief Executive Officer. Further, Tim Kelly, Homology’s former Chief Operating Officer, serves as the Chief Executive Officer and chairman of the board of OXB (US) LLC.
The fixed assets transferred to the new company as part of this transaction met the assets held for sale criteria and were reclassified to assets held for sale as of December 31, 2021. The Company determined that the carrying value of the assets held for sale did not exceed fair value less costs to sell, which resulted in no impairment charge for the year ended December 31, 2021. As of December 31, 2021, the Company presented
$
28.9

million of fixed assets transferred to OXB (US) LLC as a current asset under the caption of “assets held for sale” in its consolidated balance sheet.
Pursuant to the OXB (US) LLC Transaction, the Company also assigned all of its right, title and interest in, to and under its facility lease to the new company. However, as the Company remains jointly and severally liable for the payment of rent under the facility lease, the Company has not been released from being the primary obligor under such lease and therefore the related right-of-use
asset and lease liability are not derecognized and will remain on the Company’s balance sheet. The Company determined that the expected disposal of the fixed assets did not qualify for reporting as a discontinued operation since it did not represent a strategic shift that has or will have a major effect on the Company’s operations and financial results.
Equity Method of Accounting
The Company has significant influence over, but does not control, OXB (US) LLC through its noncontrolling representation on OXB’s board of directors and the Company’s equity interest in OXB (US) LLC. In addition, the Company and OXB (US) LLC have intra-entity transactions through a series of agreements entered into in conjunction with the OXB (US) LLC Transaction, OXB (US) LLC granted certain licenses to the Company, and the Company has representation on the joint steering committee which oversees the activities governed by the Supply Agreement. Accordingly, the Company does not consolidate the financial statements of OXB (US) LLC and accounts for its investment using the equity method of accounting.
The Company recorded its equity method investment in OXB (US) LLC at fair value upon deconsolidation of OXB (US) LLC as of the Closing. The fair value of the equity method investment was determined based on the market approach. This approach estimated the fair value of OXB (US) LLC based on the implied value for the entity using the consideration paid, including the Options, for a controlling interest in OXB (US) LLC at the entity’s formation. As part of its fair value analysis, the Company determined that the Options are embedded in the common equity units because the Options are not legally detachable or separately exercisable. Accordingly, the equity method investment and the Options represent one unit of account and the fair value recorded reflects the value of the equity interest and the

Options.
The valuation included certain subjective assumptions including discounts for lack of control and marketability given the consideration paid for OXB (US) LLC was for a controlling interest in the entity and the Company owns a noncontrolling interest.

As of March 10, 2022, the Closing, the fair value of the Company’s investment in OXB
(US) LLC
was $
31.2
 million and the Company recorded a gain of $
131.2
 million on the sale of its manufacturing business in other income in the Company’s consolidated statements of operations. The gain was computed as follows:

(in thousands)	March 10, 2022
Cash received	$130,000
Plus: Fair value of equity method investment	31,223
Less: Carrying value of transferred assets	(29,974)

Gain on sale of business	$131,249

In addition, the Company records its share of income or losses from OXB
(US) LLC
on a quarterly basis. For the year ended December 31, 2022, the Company recorded $
5.5

million representing its share of OXB (US) LLC’s net loss. As of December 31, 2022, the carrying value of the equity method investment was
$
25.8
 million.
Summarized Financial Information
Summarized financial information for OXB
(US) LLC
is as follows:

December 31, 2022
Balance Sheet Data	(in thousands)
Current assets	$39,237
Noncurrent assets	$228,745
Current liabilities	$12,352
Noncurrent liabilities	$37,718

December 31, 2022
Statement of Operations Data	(in thousands)
Revenues	$29,380
Net loss	$29,036
See Note 16 for information regarding the Company’s related party transactions with OXB
(US) LLC
.